Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is comprised of the following:

	As of December 31,
	2022	2023	2023
	HKD	HKD	US$
Accounts receivable – excluding due from factor	6,114,794	33,758,410	4,321,962
Accounts receivable – due from factor	4,255,894	—	—
Allowance for expected credit losses	(31,502)	(1,414,818)	(181,134)
Total	10,339,186	32,343,592	4,140,828

Allowance for expected credit losses, net consists of the following:

	2022	2023	2023
	HKD	HKD	US$
Beginning balance, January 1	31,502	31,502	4,033
Addition	—	1,383,316	177,101
Ending balance, December 31	31,502	1,414,818	181,134